Long-Term Debt (Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Maturities-2016	$ 5,084
Debt Maturities-2017	7,809
Debt Maturities-2018	5,053
Debt Maturities-2019	455,318
Debt Maturities-2020	605,598
Debt Maturities-after 2020	897,105
Total debt	$ 1,975,967	$ 1,105,976